T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 0.7%
GCI Liberty, Class A (1)	758,599	43,217
		43,217
Entertainment 1.0%
Live Nation Entertainment (1)	212,600	9,665
Take-Two Interactive Software (1)	291,400	34,563
Zynga, Class A (1)	3,312,800	22,692
		66,920
Media 2.0%
Cable One	60,700	99,792
Gray Television (1)	1,161,300	12,472
MSG Networks, Class A (1)(2)	342,600	3,495
Nexstar Media Group, Class A	349,700	20,188
		135,947
Total Communication Services		246,084
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.3%
LCI Industries	282,900	18,906
		18,906
Automobiles 0.0%
Thor Industries (2)	54,000	2,278
		2,278
Distributors 0.9%
Pool	290,700	57,201
		57,201
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions (1)	265,701	27,102
Grand Canyon Education (1)	373,383	28,484
Service Corp. International	1,028,100	40,209
ServiceMaster Global Holdings (1)	980,106	26,463

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Strategic Education	185,500	25,925
WW International (1)	256,900	4,344
		152,527
Hotels, Restaurants & Leisure 4.6%
Boyd Gaming	1,273,800	18,368
Choice Hotels International (2)	472,800	28,959
Churchill Downs	468,040	48,185
Denny's (1)	1,673,619	12,853
Domino's Pizza	94,387	30,588
Dunkin' Brands Group	199,000	10,567
Hilton Grand Vacations (1)	944,100	14,889
Marriott Vacations Worldwide	29,800	1,656
Papa John's International	380,500	20,307
Penn National Gaming (1)	1,347,282	17,043
Ruth's Hospitality Group	920,600	6,150
Texas Roadhouse	682,600	28,191
Vail Resorts	245,830	36,312
Wendy's	2,180,000	32,438
		306,506
Household Durables 1.0%
Cavco Industries (1)	98,310	14,249
Helen of Troy (1)	368,900	53,133
		67,382
Leisure Products 0.2%
Brunswick	301,940	10,680
		10,680
Specialty Retail 0.9%
Aaron's	318,559	7,257
Burlington Stores (1)	222,100	35,194
Murphy USA (1)	227,400	19,183
		61,634
Textiles, Apparel & Luxury Goods 0.8%
Carter's	393,500	25,865

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	993,650	23,082
		48,947
Total Consumer Discretionary		726,061
CONSUMER STAPLES 4.0%
Beverages 1.0%
Boston Beer, Class A (1)	116,400	42,784
Coca-Cola Consolidated	123,100	25,670
		68,454
Food & Staples Retailing 1.6%
Casey's General Stores	398,500	52,797
Performance Food Group (1)	1,317,300	32,564
Sprouts Farmers Market (1)	1,156,500	21,499
		106,860
Food Products 1.4%
J&J Snack Foods	246,681	29,848
John B. Sanfilippo & Son	205,500	18,372
Post Holdings (1)	363,790	30,184
TreeHouse Foods (1)	325,200	14,358
		92,762
Total Consumer Staples		268,076
ENERGY 0.5%
Energy Equipment & Services 0.2%
Apergy (1)	757,700	4,357
Computer Modelling Group (CAD)	213,600	581
Dril-Quip (1)	266,700	8,135
		13,073
Oil, Gas & Consumable Fuels 0.3%
PBF Energy, Class A	423,500	2,998
Texas Pacific Land Trust (2)	30,500	11,590
WPX Energy (1)	2,760,200	8,419
		23,007
Total Energy		36,080

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 4.5%
Banks 1.2%
Ameris Bancorp	601,800	14,299
Carolina Financial	148,393	3,839
CenterState Bank	964,100	16,611
First Bancorp North Carolina	697,000	16,087
Signature Bank	137,900	11,086
Western Alliance Bancorp	657,500	20,126
		82,048
Capital Markets 1.6%
Cboe Global Markets	313,000	27,935
E*TRADE Financial	155,927	5,352
FactSet Research Systems	71,000	18,508
MarketAxess Holdings	156,900	52,180
		103,975
Consumer Finance 0.3%
Green Dot, Class A (1)	223,800	5,682
SLM	1,565,000	11,252
		16,934
Insurance 1.3%
First American Financial	112,900	4,788
Heritage Insurance Holdings	89,200	955
Kemper	292,400	21,746
Primerica	538,400	47,638
Universal Insurance Holdings	558,200	10,003
		85,130
Thrifts & Mortgage Finance 0.1%
Radian Group	786,800	10,189
		10,189
Total Financials		298,276
HEALTH CARE 27.3%
Biotechnology 7.2%
ACADIA Pharmaceuticals (1)	976,412	41,253
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Acceleron Pharma (1)	328,500	29,522
Agios Pharmaceuticals (1)(2)	370,081	13,130
Aimmune Therapeutics (1)(2)	369,289	5,325
Alkermes (1)	582,600	8,401
Alnylam Pharmaceuticals (1)	55,200	6,009
Amicus Therapeutics (1)	598,400	5,529
Bluebird Bio (1)(2)	79,700	3,663
Blueprint Medicines (1)	360,885	21,105
CRISPR Therapeutics (1)	320,823	13,606
Deciphera Pharmaceuticals (1)	168,400	6,933
Emergent BioSolutions (1)	636,000	36,799
Enanta Pharmaceuticals (1)	93,000	4,783
Exelixis (1)	708,600	12,202
FibroGen (1)	373,700	12,986
Global Blood Therapeutics (1)(2)	437,390	22,346
Immunomedics (1)(2)	635,174	8,562
Insmed (1)(2)	773,300	12,396
Ionis Pharmaceuticals (1)	143,200	6,771
Iovance Biotherapeutics (1)	400,100	11,977
Ironwood Pharmaceuticals (1)(2)	672,300	6,784
Karyopharm Therapeutics (1)(2)	142,880	2,745
Kodiak Sciences (1)(2)	411,848	19,645
Ligand Pharmaceuticals (1)(2)	228,900	16,646
Madrigal Pharmaceuticals (1)(2)	34,100	2,277
Mirati Therapeutics (1)(2)	211,597	16,265
Neurocrine Biosciences (1)	193,326	16,732
Principia Biopharma (1)(2)	184,400	10,950
PTC Therapeutics (1)	433,600	19,343
Sage Therapeutics (1)(2)	214,259	6,154
Sarepta Therapeutics (1)(2)	132,900	13,000
Seattle Genetics (1)	181,400	20,930
Ultragenyx Pharmaceutical (1)	423,685	18,824
uniQure (1)	296,200	14,055
Xencor (1)(2)	448,100	13,389
		481,037

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 7.1%
Cantel Medical (2)	382,000	13,714
Cooper	58,550	16,140
Exact Sciences (1)	579,242	33,596
Globus Medical, Class A (1)	616,800	26,233
Haemonetics (1)	439,900	43,840
ICU Medical (1)	255,998	51,653
Inogen (1)	88,400	4,567
Insulet (1)	150,400	24,918
Lantheus Holdings (1)	1,064,000	13,577
LivaNova (1)	266,500	12,059
Masimo (1)	410,700	72,743
Merit Medical Systems (1)	505,000	15,781
Nevro (1)	160,700	16,067
NuVasive (1)	462,600	23,435
Penumbra (1)(2)	223,000	35,977
Tandem Diabetes Care (1)	191,600	12,329
West Pharmaceutical Services	351,000	53,440
		470,069
Health Care Providers & Services 5.4%
Addus HomeCare (1)	307,100	20,760
Amedisys (1)	282,300	51,813
AMN Healthcare Services (1)	574,400	33,206
BioTelemetry (1)(2)	415,000	15,982
Chemed	154,500	66,929
CorVel (1)	267,666	14,591
Encompass Health	439,600	28,148
Ensign Group	898,300	33,785
Molina Healthcare (1)	479,200	66,949
Pennant Group (1)	622,900	8,820
U. S. Physical Therapy	262,200	18,092
		359,075
Health Care Technology 0.7%
Omnicell (1)	515,000	33,774

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Tabula Rasa HealthCare (1)(2)	188,000	9,830
		43,604
Life Sciences Tools & Services 3.9%
Bio-Rad Laboratories, Class A (1)	108,800	38,141
Bruker	410,400	14,717
Charles River Laboratories International (1)	429,400	54,194
Medpace Holdings (1)	569,500	41,790
NeoGenomics (1)	660,800	18,245
PRA Health Sciences (1)	593,611	49,293
Repligen (1)	463,600	44,756
		261,136
Pharmaceuticals 3.0%
Axsome Therapeutics (1)	144,300	8,489
Catalent (1)	1,015,941	52,778
Horizon Therapeutics (1)	1,355,800	40,159
Innoviva (1)	562,600	6,616
Jazz Pharmaceuticals (1)	65,700	6,553
MyoKardia (1)	255,280	11,968
Nektar Therapeutics (1)(2)	298,500	5,328
Pacira BioSciences (1)	230,500	7,729
Phibro Animal Health, Class A	430,000	10,393
Prestige Consumer Healthcare (1)	499,900	18,336
Reata Pharmaceuticals, Class A (1)(2)	90,000	12,991
Supernus Pharmaceuticals (1)	478,600	8,610
Theravance Biopharma (1)(2)	333,329	7,703
		197,653
Total Health Care		1,812,574
INDUSTRIALS & BUSINESS SERVICES 17.1%

Aerospace & Defense 3.3%
Aerojet Rocketdyne Holdings (1)	1,343,300	56,190
Curtiss-Wright	405,500	37,472
HEICO, Class A	503,925	32,201
Hexcel	567,700	21,113
Moog, Class A	442,000	22,334

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Teledyne Technologies (1)	171,930	51,110
		220,420
Air Freight & Logistics 0.3%
XPO Logistics (1)	454,700	22,167
		22,167
Building Products 1.1%
AAON	351,200	16,970
Lennox International	195,600	35,558
Patrick Industries	642,850	18,103
		70,631
Commercial Services & Supplies 2.7%
Casella Waste Systems, Class A (1)	1,232,200	48,130
frontdoor (1)	647,303	22,513
IAA (1)	1,025,800	30,733
McGrath RentCorp	296,200	15,515
Rollins	437,537	15,812
U. S. Ecology	351,500	10,686
UniFirst	224,700	33,950
		177,339
Construction & Engineering 0.7%
Comfort Systems USA	440,600	16,104
EMCOR Group	513,900	31,512
		47,616
Electrical Equipment 1.0%
Atkore International Group (1)	951,843	20,055
Generac Holdings (1)	474,500	44,209
		64,264
Machinery 4.5%
Albany International, Class A	458,200	21,687
Douglas Dynamics	610,900	21,693
EnPro Industries	219,200	8,676
Graco	751,210	36,606
IDEX	76,400	10,552
Ingersoll Rand (1)	1,134,900	28,146
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

John Bean Technologies	378,100	28,082
Lincoln Electric Holdings	200,100	13,807
Lydall (1)	453,300	2,928
Nordson	208,500	28,162
RBC Bearings (1)	60,200	6,790
SPX (1)	339,100	11,068
Standex International	66,900	3,279
Toro	722,000	46,995
Woodward	483,430	28,735
		297,206
Professional Services 1.8%
ASGN (1)	649,100	22,926
CoreLogic	777,700	23,751
Exponent	784,116	56,386
Insperity	392,100	14,625
		117,688
Road & Rail 1.0%
Landstar System	362,000	34,701
Old Dominion Freight Line	253,500	33,275
		67,976
Trading Companies & Distributors 0.7%
Beacon Roofing Supply (1)	282,900	4,679
Univar (1)	560,300	6,006
Watsco	225,900	35,699
		46,384
Total Industrials & Business Services		1,131,691
INFORMATION TECHNOLOGY 22.0%

Communications Equipment 0.5%
Ubiquiti (2)	216,100	30,595
		30,595
Electronic Equipment, Instruments & Components 3.3%
Cognex	465,300	19,645
Coherent (1)	238,530	25,382
ePlus (1)	111,600	6,989
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Littelfuse	253,900	33,875
Novanta (1)	547,800	43,758
OSI Systems (1)	411,900	28,388
Tech Data (1)	114,300	14,956
Zebra Technologies, Class A (1)	235,300	43,201
		216,194
IT Services 4.4%
Booz Allen Hamilton Holding	820,700	56,333
Broadridge Financial Solutions	119,400	11,323
CACI International, Class A (1)	242,100	51,119
Cardtronics, Class A (1)	603,744	12,630
Euronet Worldwide (1)	587,900	50,395
Gartner (1)	145,200	14,458
MAXIMUS	764,800	44,511
Science Applications International	345,800	25,807
WEX (1)	276,320	28,889
		295,465
Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries (1)	443,100	21,486
Cabot Microelectronics	279,600	31,914
Cirrus Logic (1)	534,430	35,075
Entegris	1,314,600	58,855
Ichor Holdings (1)	333,900	6,397
MaxLinear (1)	1,323,000	15,439
Mellanox Technologies (1)	504,500	61,206
MKS Instruments	526,900	42,916
Monolithic Power Systems	335,700	56,216
Onto Innovation (1)	258,000	7,655
		337,159
Software 8.5%
ACI Worldwide (1)	1,207,100	29,152
Aspen Technology (1)	301,600	28,673
Blackbaud	532,500	29,580
Ceridian HCM Holding (1)	547,747	27,426
CommVault Systems (1)	447,700	18,123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

CyberArk Software (1)	162,300	13,886
Descartes Systems Group (1)	422,300	14,523
Envestnet (1)	664,300	35,726
Fair Isaac (1)	192,900	59,353
Fortinet (1)	173,900	17,593
J2 Global	281,840	21,096
LogMeIn	99,400	8,278
Manhattan Associates (1)	459,900	22,912
Paylocity Holding (1)	80,400	7,101
Pegasystems	575,200	40,972
Proofpoint (1)	343,600	35,250
PTC (1)	91,950	5,628
Qualys (1)	417,400	36,310
RealPage (1)	664,533	35,174
Sapiens International	477,200	9,076
SS&C Technologies Holdings	593,900	26,025
Tyler Technologies (1)	141,900	42,082
		563,939
Technology Hardware, Storage & Peripherals 0.2%
NCR (1)	853,500	15,107
		15,107
Total Information Technology		1,458,459
MATERIALS 3.7%

Chemicals 2.8%
AdvanSix (1)	341,000	3,253
Chase	261,000	21,478
HB Fuller	320,500	8,952
Ingevity (1)	541,300	19,054
Innospec	478,100	33,223
Minerals Technologies	238,900	8,663
NewMarket	72,200	27,643
PolyOne	174,100	3,303
Quaker Chemical (2)	157,500	19,889
Scotts Miracle-Gro	268,000	27,443

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Stepan	149,338	13,210
		186,111
Construction Materials 0.3%
Eagle Materials	371,300	21,691
		21,691
Containers & Packaging 0.5%
Berry Global Group (1)	900,200	30,346
		30,346
Metals & Mining 0.1%
Worthington Industries	139,400	3,659
		3,659
Total Materials		241,807
REAL ESTATE 4.3%
Equity Real Estate Investment Trusts 4.3%
Americold Realty Trust, REIT	1,461,664	49,755
CoreSite Realty, REIT	345,700	40,067
CubeSmart, REIT	1,185,800	31,767
CyrusOne, REIT	565,600	34,926
Equity LifeStyle Properties, REIT	444,500	25,550
First Industrial Realty Trust, REIT	1,032,100	34,297
PS Business Parks, REIT	147,400	19,976
Terreno Realty, REIT	888,200	45,964
Universal Health Realty Income Trust, REIT	27,400	2,762
Total Real Estate		285,064
UTILITIES 0.9%
Independent Power & Renewable Electricity Producers 0.6%
Ormat Technologies	533,100	36,070
		36,070
Water Utilities 0.3%
Middlesex Water	344,393	20,705
		20,705
Total Utilities		56,775
Total Common Stocks (Cost $6,194,331)		6,560,947
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	39,199,164	39,199
Total Short-Term Investments (Cost $39,199)		39,199
SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	8,124,620	81,246
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		81,246
Total Securities Lending Collateral (Cost $81,246)		81,246

Total Investments in Securities 100.8%
(Cost $6,314,776)		$6,681,392
Other Assets Less Liabilities (0.8)%		(51,744)
Net Assets 100.0%		$6,629,648

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
CAD	Canadian Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$221
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$221+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$75,136		¤	¤	$39,199
T. Rowe Price Short-Term
Fund	336,547		¤	¤	81,246
					$120,445^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $221 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $120,445.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,560,366	$581	$—	$ 6,560,947
Short-Term Investments	39,199	—	—	39,199
Securities Lending Collateral	81,246	—	—	81,246
Total	$6,680,811	$581	$—	$ 6,681,392